POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

301 West Roosevelt Road

Wheaton, IL 60187

March 6, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares India Exchange-Traded Fund Trust

1933 Act Registration No. 333-147611

1940 Act Registration No. 811-22147

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, PowerShares India Exchange-Traded Fund Trust (the “Trust”) certifies that:

1.                                       the form of prospectus and statement of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

2.                                       the text of the most recent post-effective amendment to the Trust’s registration statement was filed electronically with the Commission via EDGAR on February 28, 2012.

Very truly yours,

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

By:	/s/ Anna Paglia
Anna Paglia
Secretary